ASYMmetric Smart Alpha S&P 500 ETF
Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS - 84.8%
Communication Services - 7.0%
Activision Blizzard, Inc.	16	$1,370
Alphabet, Inc. *	112	11,618
Alphabet, Inc. *	100	10,400
AT&T, Inc.	149	2,868
Comcast Corp.	86	3,260
DISH Network Corp. *	2	19
Electronic Arts, Inc.	7	843
Fox Corp.	1	31
Fox Corp.	2	68
Interpublic Group of Companies, Inc.	3	112
Live Nation Entertainment, Inc. *	1	70
Lumen Technologies, Inc.	8	21
Match Group, Inc. *	2	77
Meta Platforms, Inc. *	43	9,113
Netflix, Inc. *	9	3,109
News Corp.	3	52
News Corp.	1	17
Omnicom Group, Inc.	2	189
Paramount Global	4	89
Take-Two Interactive Software, Inc. *	1	119
T-Mobile US, Inc. *	13	1,883
Verizon Communications, Inc.	85	3,306
Walt Disney Co. *	36	3,605
		52,239
Consumer Discretionary - 8.8%
Amazon.com, Inc. *	176	18,179
Aptiv Plc *	7	785
Bath & Body Works, Inc.	2	73
Best Buy Co., Inc.	2	157
Booking Holdings, Inc. *	1	2,652
BorgWarner, Inc.	2	98
Caesars Entertainment, Inc. *	2	98
CarMax, Inc. *	1	64
Carnival Corp. *	8	81
Chipotle Mexican Grill, Inc. *	1	1,708
Darden Restaurants, Inc.	1	155
eBay, Inc.	15	666
Etsy, Inc. *	1	111
Expedia Group, Inc. *	1	97
Ford Motor Co.	91	1,147
Garmin Ltd.	1	101
General Motors Co.	31	1,137
Hasbro, Inc.	1	54
Hilton Worldwide Holdings, Inc.	6	845
Home Depot, Inc.	20	5,902
Las Vegas Sands Corp. *	3	172
LKQ Corp.	2	113
Lowe's Companies, Inc.	12	2,400
Marriott International, Inc.	6	996
McDonald's Corp.	15	4,194
MGM Resorts International	3	133
Newell Brands, Inc.	3	37
NIKE, Inc.	26	3,189
Norwegian Cruise Line Holdings Ltd. *	3	40
PulteGroup, Inc.	2	117
Ross Stores, Inc.	8	849
Royal Caribbean Cruises Ltd. *	2	131
Starbucks Corp.	22	2,291
Tapestry, Inc.	2	86
Target Corp.	9	1,491
Tesla, Inc. *	57	11,825
TJX Companies, Inc.	24	1,881
Ulta Beauty, Inc. *	1	546
VF Corp.	3	69
Wynn Resorts Ltd. *	1	112
Yum! Brands, Inc.	7	925
		65,707
Consumer Staples - 5.9%
Altria Group, Inc.	36	1,606
Archer-Daniels-Midland Co.	13	1,036
Brown-Forman Corp.	1	64
Campbell Soup Co.	2	110
Church & Dwight Co, Inc.	2	177
Clorox Co.	1	158
Coca-Cola Co.	80	4,962
Colgate-Palmolive Co.	18	1,353
Conagra Brands, Inc.	4	150
Constellation Brands, Inc.	4	904
Costco Wholesale Corp.	9	4,472
Dollar General Corp.	5	1,052
Estee Lauder Companies Inc.	5	1,232
General Mills, Inc.	14	1,197
Hormel Foods Corp.	2	80
J.M. Smucker Co.	1	157
Kellogg Co.	2	134
Kimberly-Clark Corp.	8	1,074
Lamb Weston Holdings, Inc.	1	105
McCormick & Co., Inc.	6	499
Molson Coors Beverage Co.	2	103
Mondelez International, Inc.	28	1,952
Monster Beverage Corp. *	18	972
PepsiCo, Inc.	28	5,104
Philip Morris International, Inc.	32	3,112
Procter & Gamble Co.	47	6,989
Sysco Corp.	12	927
Tyson Foods, Inc.	2	119
Walmart, Inc.	29	4,276
		44,076
Energy - 3.9%
APA Corp.	3	108
Chevron Corp.	35	5,711
ConocoPhillips	24	2,381
Coterra Energy, Inc.	6	147
Devon Energy Corp.	16	810
EOG Resources, Inc.	13	1,490
EQT Corp.	3	96
Exxon Mobil Corp.	81	8,882
Hess Corp.	7	926
Marathon Oil Corp.	5	120
Marathon Petroleum Corp.	9	1,214
Occidental Petroleum Corp.	18	1,124
Phillips 66	11	1,115
Pioneer Natural Resources Co.	5	1,021
Schlumberger Ltd.	32	1,571
Targa Resources Corp.	2	146
The Williams Company Inc.	29	866
Valero Energy Corp.	9	1,256
		28,984
Financials - 11.2%
Aflac, Inc.	14	903
American Express Co.	12	1,979
American International Group, Inc.	18	907
Ameriprise Financial, Inc.	2	613
Aon Plc	4	1,261
Arthur J Gallagher & Co.	5	957
Bank of America Corp.	137	3,918
Bank of New York Mellon Corp.	18	818
Berkshire Hathaway, Inc. *	36	11,116
BlackRock, Inc.	3	2,007
Brown & Brown, Inc.	2	115
Capital One Financial Corp.	9	865
Cboe Global Markets, Inc.	1	134
Charles Schwab Corp.	30	1,571
Chubb Ltd.	9	1,748
Cincinnati Financial Corp.	1	112
Citigroup, Inc.	41	1,923
Citizens Financial Group, Inc.	4	122
CME Group, Inc.	8	1,532
Comerica, Inc.	1	43
Everest Re Group Ltd.	1	358
FactSet Research Systems, Inc.	1	415
Fifth Third Bancorp	19	506
First Republic Bank	5	70
Fiserv, Inc. *	13	1,469
Franklin Resources, Inc.	2	54
Globe Life, Inc.	1	110
Goldman Sachs Group, Inc.	7	2,290
Hartford Financial Services Group, Inc.	6	418
Huntington Bancshares, Inc.	31	347
Intercontinental Exchange, Inc.	12	1,251
Invesco Ltd.	4	66
Jack Henry & Associates, Inc.	1	151
JPMorgan Chase & Co.	58	7,558
KeyCorp	7	88
Lincoln National Corp.	1	22
Loews Corp.	2	116
M&T Bank Corp.	4	478
MarketAxess Holdings, Inc.	1	391
Marsh & McLennan Companies, Inc.	10	1,666
Mastercard, Inc.	17	6,178
MetLife, Inc.	16	927
Moody's Corp.	3	918
Morgan Stanley	26	2,283
MSCI, Inc.	2	1,119
Nasdaq, Inc.	3	164
Northern Trust Corp.	2	176
PayPal Holdings, Inc. *	22	1,671
PNC Financial Services Group, Inc.	8	1,017
Principal Financial Group, Inc.	2	149
Progressive Corp.	12	1,717
Raymond James Financial, Inc.	2	187
Regions Financial Corp.	20	371
S&P Global, Inc.	7	2,413
Synchrony Financial	4	116
T. Rowe Price Group, Inc.	5	565
Travelers Companies, Inc.	6	1,028
Truist Financial Corp.	27	921
US Bancorp	29	1,045
Visa, Inc.	33	7,440
W. R. Berkley Corp.	2	125
Wells Fargo & Co.	76	2,841
Zions Bancorp	1	30
		83,869
Health Care - 12.4%
Abbott Laboratories	35	3,544
AbbVie, Inc.	36	5,737
Agilent Technologies, Inc.	7	968
Align Technology, Inc. *	1	334
AmerisourceBergen Corp.	4	641
Amgen, Inc.	11	2,659
Baxter International, Inc.	15	608
Becton Dickinson and Co.	6	1,485
Biogen, Inc. *	3	834
Bio-Techne Corp.	1	74
Boston Scientific Corp. *	29	1,451
Bristol-Myers Squibb Co.	42	2,911
Cardinal Health, Inc.	2	151
Catalent, Inc. *	1	66
Centene Corp. *	14	885
Cigna Group	7	1,789
Cooper Companies, Inc.	1	373
CVS Health Corp.	28	2,081
Danaher Corp.	13	3,277
DENTSPLY SIRONA, Inc.	2	79
Dexcom, Inc. *	9	1,046
Edwards Lifesciences Corp. *	13	1,076
Elevance Health, Inc.	5	2,299
Eli Lilly & Co.	16	5,495
Gilead Sciences, Inc.	25	2,074
HCA Healthcare, Inc.	5	1,318
Henry Schein, Inc. *	1	82
Hologic, Inc. *	2	161
Humana, Inc.	3	1,456
IDEXX Laboratories, Inc. *	2	1,000
Incyte Corp. *	1	72
Intuitive Surgical, Inc. *	7	1,788
Johnson & Johnson	52	8,060
Laboratory Corp of America Holdings	1	230
McKesson Corp.	3	1,068
Medtronic Plc	26	2,096
Merck & Co., Inc.	53	5,639
Moderna, Inc. *	8	1,229
Molina Healthcare, Inc. *	1	268
Organon & Co.	2	47
PerkinElmer, Inc.	1	133
Pfizer, Inc.	113	4,610
Quest Diagnostics, Inc.	1	142
Regeneron Pharmaceuticals, Inc. *	2	1,643
STERIS Plc	1	191
Stryker Corp.	6	1,713
Thermo Fisher Scientific, Inc.	8	4,611
UnitedHealth Group, Inc.	19	8,979
Universal Health Services, Inc.	1	127
Vertex Pharmaceuticals, Inc. *	6	1,890
Viatris, Inc.	10	96
Waters Corp. *	1	310
West Pharmaceutical Services, Inc.	1	347
Zoetis, Inc.	10	1,664
		92,907
Industrials - 6.9%
3M Co.	11	1,156
A O Smith Corp.	1	69
Alaska Air Group, Inc. *	1	42
Allegion Plc	1	107
American Airlines Group, Inc. *	5	74
AMETEK, Inc.	6	872
Automatic Data Processing, Inc.	9	2,004
Boeing Co. *	12	2,549
Broadridge Financial Solutions, Inc.	1	147
C.H. Robinson Worldwide, Inc.	1	99
Carrier Global Corp.	19	869
Caterpillar, Inc.	11	2,517
Cintas Corp.	2	925
CSX Corp.	42	1,257
Deere & Co.	6	2,477
Dover Corp.	1	152
Eaton Corp Plc	8	1,371
Emerson Electric Co.	13	1,133
Equifax, Inc.	3	609
Expeditors International of Washington, Inc.	1	110
FedEx Corp.	5	1,142
Generac Holdings, Inc. *	1	108
General Dynamics Corp.	5	1,141
General Electric Co.	22	2,103
Honeywell International, Inc.	14	2,676
Howmet Aerospace, Inc.	3	127
IDEX Corp.	1	231
Illinois Tool Works, Inc.	6	1,461
Jacobs Solutions, Inc.	1	118
JB Hunt Transport Services, Inc.	1	175
Johnson Controls International Plc	17	1,024
L3Harris Technologies, Inc.	5	981
Leidos Holdings, Inc.	1	92
Lockheed Martin Corp.	5	2,364
Masco Corp.	2	99
Norfolk Southern Corp.	5	1,060
Northrop Grumman Corp.	3	1,385
Old Dominion Freight Line, Inc.	1	341
PACCAR, Inc.	12	878
Parker-Hannifin Corp.	3	1,008
Pentair Plc	1	55
Quanta Services, Inc.	4	667
Raytheon Technologies Corp.	31	3,036
Republic Services, Inc.	2	270
Robert Half International, Inc.	1	81
Rockwell Automation, Inc.	3	880
Rollins, Inc.	2	75
Southwest Airlines Co.	5	163
Stanley Black & Decker, Inc.	1	81
Textron, Inc.	2	141
Trane Technologies Plc	5	920
Union Pacific Corp.	12	2,415
United Airlines Holdings, Inc. *	3	133
United Parcel Service, Inc.	14	2,716
United Rentals, Inc.	1	396
Waste Management, Inc.	9	1,469
Westinghouse Air Brake Technologies Corp.	6	606
Xylem Inc.	6	628
		51,785
Information Technology - 23.0%
Accenture Plc	12	3,430
Adobe, Inc. *	9	3,468
Advanced Micro Devices, Inc. *	29	2,842
Akamai Technologies, Inc. *	1	78
Amphenol Corp.	13	1,062
Analog Devices, Inc.	10	1,972
ANSYS, Inc. *	1	333
Apple, Inc.	289	47,656
Applied Materials, Inc.	16	1,965
Arista Networks, Inc. *	6	1,007
Autodesk, Inc. *	5	1,041
Broadcom, Inc.	8	5,132
Cadence Design Systems, Inc. *	6	1,261
Ceridian HCM Holding, Inc. *	1	73
Cisco Systems Inc.	83	4,339
DXC Technology Co. *	2	51
Enphase Energy, Inc. *	3	631
EPAM Systems, Inc. *	1	299
Fidelity National Information Services, Inc.	14	761
First Solar, Inc. *	1	217
FleetCor Technologies, Inc. *	1	211
Fortinet, Inc. *	16	1,063
Gartner, Inc. *	1	326
Gen Digital, Inc.	5	86
Hewlett Packard Enterprise Co.	10	159
Intel Corp.	79	2,581
International Business Machines Corp.	18	2,360
Intuit, Inc.	6	2,675
Juniper Networks, Inc.	3	103
Keysight Technologies, Inc. *	4	646
KLA Corp.	3	1,197
Lam Research Corp.	3	1,590
Microchip Technology, Inc.	12	1,005
Micron Technology, Inc.	22	1,327
Microsoft Corp.	146	42,092
Monolithic Power Systems, Inc.	1	501
Motorola Solutions, Inc.	4	1,145
NetApp, Inc.	2	128
NVIDIA Corp.	49	13,611
NXP Semiconductors NV	6	1,119
Oracle Corp.	31	2,881
Paychex, Inc.	8	917
Paycom Software, Inc. *	1	304
PTC, Inc. *	1	128
Qorvo, Inc. *	1	102
QUALCOMM, Inc.	22	2,807
Roper Technologies, Inc.	2	881
Salesforce, Inc. *	18	3,596
Seagate Technology Holdings Plc	2	132
ServiceNow, Inc. *	4	1,859
Skyworks Solutions, Inc.	1	118
SolarEdge Technologies, Inc. *	1	304
Synopsys, Inc. *	3	1,159
TE Connectivity Ltd.	7	918
Teledyne Technologies, Inc. *	1	447
Teradyne, Inc.	1	108
Texas Instruments, Inc.	18	3,348
Trimble, Inc. *	2	105
Tyler Technologies, Inc. *	1	355
VeriSign, Inc. *	1	211
Western Digital Corp. *	3	113
Zebra Technologies Corp. *	1	318
		172,654
Materials - 2.2%
Air Products and Chemicals, Inc.	5	1,436
Amcor Plc	12	137
Avery Dennison Corp.	1	179
Ball Corp.	3	165
Celanese Corp.	1	109
CF Industries Holdings, Inc.	2	145
Corteva, Inc.	17	1,025
Dow, Inc.	16	877
DuPont de Nemours, Inc.	12	861
Eastman Chemical Co.	1	84
Ecolab, Inc.	6	993
FMC Corp.	1	122
Freeport-McMoRan, Inc.	31	1,268
International Flavors & Fragrances, Inc.	6	552
International Paper Co.	3	108
Linde Plc	10	3,555
LyondellBasell Industries NV	7	657
Martin Marietta Materials, Inc.	1	355
Mosaic Co.	3	138
Newmont Corp.	20	981
Nucor Corp.	6	927
Packaging Corp of America	1	139
Sealed Air Corp.	1	46
Sherwin-Williams Co.	5	1,124
Steel Dynamics, Inc.	3	339
Westrock Co.	2	61
		16,383
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	4	502
American Tower Corp.	10	2,043
Boston Properties, Inc.	1	54
Camden Property Trust	1	105
Crown Castle International Corp.	9	1,204
Equinix, Inc.	2	1,442
Equity Residential	3	180
Essex Property Trust, Inc.	1	209
Extra Space Storage, Inc.	3	489
Federal Realty Investment Trust	1	99
Healthpeak Properties, Inc.	4	88
Host Hotels & Resorts, Inc.	6	99
Invitation Homes, Inc.	5	156
Iron Mountain, Inc.	2	106
Kimco Realty Corp.	5	98
Mid-America Apartment Communities, Inc.	1	151
Prologis, Inc.	19	2,371
Public Storage	3	906
Realty Income Corp.	15	950
Regency Centers Corp.	1	61
Simon Property Group, Inc.	8	896
UDR, Inc.	2	82
Ventas, Inc.	3	130
Weyerhaeuser Co.	21	633
		13,054
Utilities - 1.8%
AES Corp.	5	120
Alliant Energy Corp.	2	107
American Electric Power Company, Inc.	12	1,092
Atmos Energy Corp.	1	112
CenterPoint Energy, Inc.	5	147
CMS Energy Corp.	2	123
Consolidated Edison, Inc.	9	861
Constellation Energy Corp.	8	628
Dominion Energy, Inc.	20	1,118
DTE Energy Co.	2	219
Duke Energy Corp.	16	1,544
Entergy Corp.	2	216
Evergy, Inc.	2	122
Exelon Corp.	24	1,005
FirstEnergy Corp.	10	401
NextEra Energy, Inc.	40	3,083
NiSource, Inc.	3	84
NRG Energy, Inc.	2	69
Pinnacle West Capital Corp.	1	79
PPL Corp.	6	167
Sempra Energy	7	1,058
Southern Co.	23	1,600
		13,955
TOTAL COMMON STOCKS
(Cost $630,571)		635,613

SHORT-TERM INVESTMENT - 2.4%
Money Market Deposit Account - 2.4%
U.S. Bank N.A., 4.480% (a)
(Cost $17,729)	17,729	17,729

Total Investments - 87.2%
(Cost $648,300)		653,342
Other Assets and Liabilities, Net - 12.8%		95,778
Total Net Assets - 100.0%		$749,120

*	Non-income producing security.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2023.

Schedule of Open Futures Contracts
Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Value/Unrealized Appreciation
Micro E-Mini S&P 500 Index	38	June 2023	$786,173	$10,973	$43,296

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$635,613	$-	$-	$635,613
Short-Term Investment	17,729	-	-	17,729
Total Investments	$653,342	$-	$-	$653,342

As of March 31, 2023, the Fund's investments in other financial instruments* were classified as follows:
Short Futures Contracts	$43,296	$-	$-	$43,296

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classification of investments.